Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance Table

					Value of Initial Fixed $100 Investment			Company Selected Financial Performance Measure
Year	SCT Total Compensation for PEO(1)	Compensation Actually Paid to PEO	Average SCT Total Compensation For Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income(4) (in 000s)	Pre-Tax Income(5) (in 000s)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,679,191	$2,646,013	$1,170,014	$959,065	193	116	$89,358	$119,501
2021	3,161,832	3,814,594	1,215,126	1,490,490	184	180	90,803	118,535
2020	2,437,008	3,382,845	1,013,649	1,268,297	153	132	59,148	76,731

1.	Clarence Smith served as our CEO for the entirety of 2022, 2021 and 2020.
2.	The NEOs included in this calculation for each year are:
2022 — Steve Burdette, Richard Hare, Ed Clary, John Gill, and Rawson Haverty, Jr.
2021 — Steve Burdette, Richard Hare, Ed Clary, and John Gill
2020 — Steve Burdette, Richard Hare, Ed Clary, and John Gill
3.	The peer group TSR is based on the cumulative return of the NYSE/AMEX/Nasdaq Home Furnishings & Equipment Stores Index (SIC Codes 5700-5799).
4.	Net income as reported in the company’s consolidated financial statements included in our 2022 Annual Report on Form 10-K.
5.	Pre-tax income, or income before income taxes, as reported in the company’s consolidated financial statements included in our 2022 Annual Report on Form 10-K.
6.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Total Compensation from SCT	$2,679,191	$1,170,014	$3,161,832	$1,215,126	$2,437,008	$1,013,649
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,150,562	$281,772	$1,092,213	$350,958	$816,800	$254,229
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$1,219,920	$260,274	$1,549,655	$453,223	$1,673,482	$498,822
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(69,860)	$(16,027)	$198,163	$63,599	$197,468	$89,305
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(32,676)	$(19,253)	$199,538	$109,500	$(57,482)	$(37,018)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$154,171	$—	$—	$33,264	$—
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$—	$—	$202,381	$—	$17,567	$42,232
Compensation Actually Paid (CAP) (as defined by SEC rule)	$2,646,013	$959,065	$3,814,594	$1,490,490	$3,382,845	$1,268,297

(1)	As discussed on page 25, the SERP Plan was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Company Selected Measure Name	Pre-Tax Income
Named Executive Officers, Footnote [Text Block]
2.	The NEOs included in this calculation for each year are:
2022 — Steve Burdette, Richard Hare, Ed Clary, John Gill, and Rawson Haverty, Jr.
2021 — Steve Burdette, Richard Hare, Ed Clary, and John Gill
2020 — Steve Burdette, Richard Hare, Ed Clary, and John Gill

Peer Group Issuers, Footnote [Text Block]
3.	The peer group TSR is based on the cumulative return of the NYSE/AMEX/Nasdaq Home Furnishings & Equipment Stores Index (SIC Codes 5700-5799).

PEO Total Compensation Amount	$ 2,679,191	$ 3,161,832	$ 2,437,008
PEO Actually Paid Compensation Amount	$ 2,646,013	3,814,594	3,382,845
Adjustment To PEO Compensation, Footnote [Text Block]
6.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Total Compensation from SCT	$2,679,191	$1,170,014	$3,161,832	$1,215,126	$2,437,008	$1,013,649
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,150,562	$281,772	$1,092,213	$350,958	$816,800	$254,229
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$1,219,920	$260,274	$1,549,655	$453,223	$1,673,482	$498,822
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(69,860)	$(16,027)	$198,163	$63,599	$197,468	$89,305
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(32,676)	$(19,253)	$199,538	$109,500	$(57,482)	$(37,018)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$154,171	$—	$—	$33,264	$—
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$—	$—	$202,381	$—	$17,567	$42,232
Compensation Actually Paid (CAP) (as defined by SEC rule)	$2,646,013	$959,065	$3,814,594	$1,490,490	$3,382,845	$1,268,297

(1)	As discussed on page 25, the SERP Plan was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Non-PEO NEO Average Total Compensation Amount	$ 1,170,014	1,215,126	1,013,649
Non-PEO NEO Average Compensation Actually Paid Amount	$ 959,065	1,490,490	1,268,297
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
6.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Total Compensation from SCT	$2,679,191	$1,170,014	$3,161,832	$1,215,126	$2,437,008	$1,013,649
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,150,562	$281,772	$1,092,213	$350,958	$816,800	$254,229
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$1,219,920	$260,274	$1,549,655	$453,223	$1,673,482	$498,822
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(69,860)	$(16,027)	$198,163	$63,599	$197,468	$89,305
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(32,676)	$(19,253)	$199,538	$109,500	$(57,482)	$(37,018)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$154,171	$—	$—	$33,264	$—
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$—	$—	$202,381	$—	$17,567	$42,232
Compensation Actually Paid (CAP) (as defined by SEC rule)	$2,646,013	$959,065	$3,814,594	$1,490,490	$3,382,845	$1,268,297

(1)	As discussed on page 25, the SERP Plan was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Analysis of the Information Presented in the Pay-versus-Performance Table
While the company utilizes several performance measures to align executive compensation with company performance, not all of those company measures are presented in the Pay-versus- Performance table set forth above. Moreover, the company generally seeks to incentivize positive long-term performance and, therefore, does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v), the company is providing the following descriptions of the relationships between information presented in the Pay-versus-Performance table.

TSR: TSR has the most direct and significant impact on CEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation delivered in equity awards (RSUs and PRSUs). The graphs below show the relationship between (1) compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the three fiscal years ending December 31, 2022.

CAP versus TSR

Compensation Actually Paid vs. Net Income [Text Block]
Net Income: SEC rules require that net income be presented as a performance measure in the Pay-versus-Performance Table above. The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and net income attributable to Havertys over the three fiscal years ending December 31, 2022 as reported in the company’s consolidated financial statements.

CAP versus Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pre-Tax Income: Pre-Tax Income has a significant impact on CEO and NEO compensation actually paid. This is driven by our compensation program design, which includes an annual cash incentive based primarily on pre-tax income targets. The graphs below show the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our pre-tax income over the three fiscal years ending December 31, 2022.

CAP versus Pre-Tax Income

Total Shareholder Return Vs Peer Group [Text Block]
TSR: TSR has the most direct and significant impact on CEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation delivered in equity awards (RSUs and PRSUs). The graphs below show the relationship between (1) compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the three fiscal years ending December 31, 2022.
TRS: Company versus Peer Group

Tabular List [Table Text Block]
Financial Performance Measures
Our executive compensation program and compensation decisions reflect the guiding principles of aligning long-term performance and shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the company to link executive compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are as follows:
•	Pre-Tax Income
•	Adjusted EBITDA
•	Net Sales
•	Total Shareholder Return

Total Shareholder Return Amount	$ 193	184	153
Peer Group Total Shareholder Return Amount	116	180	132
Net Income (Loss)	$ 89,358,000	$ 90,803,000	$ 59,148,000
Company Selected Measure Amount	119,501,000	118,535,000	76,731,000
PEO Name	Clarence Smith	Clarence Smith	Clarence Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Adjustment for Grant Date Fair Value (GDFV) of Equity Awards Granted During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,150,562)	$ (1,092,213)	$ (816,800)
PEO [Member] | Adjustment for FV as of FY-End of Equity Awards Granted During the Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,219,920	1,549,655	1,673,482
PEO [Member] | Adjustment for Change as of End of FY in FV of Awards Granted in any Prior Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,860)	198,163	197,468
PEO [Member] | Adjustment for Change as of the Vesting Date (from End of Prior FY) in FV for any Equity Awards Granted in any Prior Year that Vested at the End of or During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(32,676)	199,538	(57,482)
PEO [Member] | Adjustment for FV at the End of the Prior FY for Awards Granted in any Prior Year that Failed to Meet Applicable Vesting Conditions or were Cancelled During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(33,264)
PEO [Member] | Adjustment for Change in Actuarial Present Value of the Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(202,381)	(17,567)
Non-PEO NEO [Member] | Adjustment for Grant Date Fair Value (GDFV) of Equity Awards Granted During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(281,772)	(350,958)	(254,229)
Non-PEO NEO [Member] | Adjustment for FV as of FY-End of Equity Awards Granted During the Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	260,274	453,223	498,822
Non-PEO NEO [Member] | Adjustment for Change as of End of FY in FV of Awards Granted in any Prior Year that are Outstanding and Unvested as of FY-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,027)	63,599	89,305
Non-PEO NEO [Member] | Adjustment for Change as of the Vesting Date (from End of Prior FY) in FV for any Equity Awards Granted in any Prior Year that Vested at the End of or During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,253)	109,500	(37,018)
Non-PEO NEO [Member] | Adjustment for FV at the End of the Prior FY for Awards Granted in any Prior Year that Failed to Meet Applicable Vesting Conditions or were Cancelled During FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(154,171)	0	0
Non-PEO NEO [Member] | Adjustment for Change in Actuarial Present Value of the Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (42,232)